Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Carrying Amounts of Financial Assets and Liabilities

The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount								Fair value hierarchy
As of June 30, 2018 In thousands of pesos	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	27,141,083	—	—	—	—	Ps.	27,141,083	—	27,141,083	—	27,141,083
Equity instrument		—	—	1,056,918	—	—		1,056,918	—	1,056,918	—	1,056,918

	Ps.	27,141,083	—	1,056,918	—	—	Ps.	28,198,001
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	109,506,710	—	Ps.	109,506,710	—	—	—	—
Accounts receivable		—	—	—	171,537,070	—		171,537,070	—	—	—	—
Investments in joint ventures, associates		—	—	—	16,938,755	—		16,938,755	—	—	—	—
Long-term notes receivable		—	—	—	149,360,776	—		149,360,776	—	—	—	—

	Ps.	—	—	—	447,343,311	—	Ps.	4 47,343,311
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(14,958,973)	—	—	—	—	Ps.	(14,958,973)	—	(14,958,973)	—	(14,958,973)

	Ps.	(14,958,973)	—	—	—	—	Ps.	(14,958,973)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(109,471,364)	Ps.	109,471,364)	—	—	—	—
Accounts payable		—	—	—	—	(21,301,855)		(21,301,855)	—	—	—	—
Debt		—	—	—	—	(2,070,332,329)		(2,070,332,329)	—	(2,099,656,515)	—	(2,099,656,515)

	Ps.	—	—	—	—	(2,201,105,548)	Ps.	(2,201,105,548)

	Carrying amount								Fair value hierarchy
As of December 31, 2017 In thousands of pesos	FVTPL		Held-to- maturity	Loans and receivables	Available- for-sale	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	30,113,454	—	—	—	—	Ps.	30,113,454	—	30,113,454	—	30,113,454
Investments in associates		—	—	—	1,056,918	—		1,056,918	—	1,056,918	—	1,056,918

	Ps.	30,113,454	—	—	1,056,918	—	Ps.	31,170,372
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	97,851,754	—	—	Ps.	97,851,754	—	—	—	—
Accounts receivable		—	—	170,645,678	—	—		170,645,678	—	—	—	—
Investments in joint ventures, associates		—	16,707,364	—	—	—		16,707,364	—	—	—	—
Long-term notes receivable		—	148,492,909	—	—	—		148,492,909	—	—	—	—

	Ps.	—	165,200,273	268,497,432	—	—	Ps.	433,697,705
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(17,745,979)	—	—	—	—	Ps.	(17,745,979)	—	(17,745,979)	—	(17,745,979)

	Ps.	(17,745,979)	—	—	—	—	Ps.	(17,745,979)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(139,955,378)	Ps.	(139,955,378)	—	—	—	—
Accounts payable		—	—	—	—	(23,211,845)		(23,211,845)	—	—	—	—
Debt		—	—	—	—	(2,037,875,071)		(2,037,875,071)	—	(2,153,383,220)	—	(2,153,383,220)

	Ps.	—	—	—	—	(2,201,042,294)	Ps.	(2,201,042,294)